Shareholder Fees {- Fidelity® Equity-Income Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Equity-Income Fund K PRO-09 | Fidelity® Equity-Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none